Summary of Significant Accounting Policies - Estimated Useful Lives (Q2) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Buildings
Property, Plant and Equipment [Line Items]
Real estate investments, useful life	27 years 6 months	27 years 6 months
Building improvements | Minimum
Property, Plant and Equipment [Line Items]
Real estate investments, useful life	5 years	5 years
Building improvements | Maximum
Property, Plant and Equipment [Line Items]
Real estate investments, useful life	27 years 6 months	27 years 6 months
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Real estate investments, useful life	3 years	3 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Real estate investments, useful life	5 years	5 years